ECONOMIC CONTEXT ON GROUP'S OPERATIONS - Trade Balances (Details) - Argentina - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Trade balance, surplus (deficit)	$ 18,899	$ (6,932)
Increase in exports, percentage	19.40%
Trade balance, exports	$ 79,721
Decrease in imports, percentage	17.50%
Trade balance, imports	$ 60,822
International reserves, closing stock	29,612
Increase in international stock reserves	$ 6,539